Expense Example - FidelityTrendFund-RetailPRO - FidelityTrendFund-RetailPRO - Fidelity Trend Fund - Fidelity Trend Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726